Income Taxes - Components of income tax expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Current:
Domestic, Current	¥ 73,534	¥ 42,099	¥ 26,725
Foreign, Current	17,853	10,706	8,720
Subtotal, Current	91,387	52,805	35,445
Deferred:
Domestic, Deferred	(19,567)	(23,512)	28,183
Foreign, Deferred	(1,546)	(399)	(6,618)
Subtotal, Deferred	(21,113)	(23,911)	21,565
Total	¥ 70,274	¥ 28,894	¥ 57,010